SCHEDULE OF COST OF REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cost of revenues	$ 7,517	$ 2,029	$ 853
Payroll and related expenses [member]
IfrsStatementLineItems [Line Items]
Cost of revenues	2,383	1,096	493
Subcontractor and outsourced work [member]
IfrsStatementLineItems [Line Items]
Cost of revenues	103	162	65
Materials and components consumed [member]
IfrsStatementLineItems [Line Items]
Cost of revenues	4,650	291	90
Depreciation [member]
IfrsStatementLineItems [Line Items]
Cost of revenues	131
Car maintenance [member]
IfrsStatementLineItems [Line Items]
Cost of revenues	165	373	147
Other [member]
IfrsStatementLineItems [Line Items]
Cost of revenues	$ 85	$ 107	$ 58